Convertible Bonds - Additional Information (Detail)	12 Months Ended					12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2007 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum	Dec. 31, 2011 Convertible Bonds
Debt Instrument [Line Items]
Convertible bonds issued				1,110,000,000
Bonds maturity date				Dec. 10, 2012
Ordinary shares, par value					$ 0.005
Bond principal amount redemption price rate					102.53%			101.51%
Bonds redemption date	2012-12-10
Bonds redemption earliest date	2010-12-10
Bonds gross yield to maturity					0.50%
Redemption term, number of days of consecutive trading days						20 days	30 days
Redemption term, closing price over conversion price	125.00%
Foreign exchange rate					6.2939			7.40
Percentage of principal amount of the Bonds that has already been converted, redeemed or purchased and canceled						90.00%
Number of days bonds can be redeemed prior to put option date						20 days	60 days
Fair value of bonds	106,922,000	161,906,000	355,752,000
Fair value of bonds, percentage		103.13%	98.88%		96.50%
Repurchase of bonds	46,200,000	202,800,000	531,200,000
Repurchase of bonds, percentage	4.00%	18.00%	48.00%
Bonds face value, percentage	98.50%	99.94%	86.97%
Gain on repurchase of bonds	1,521,000	2,480,000	69,327,000
Amortization of debt				2 years
Amortization of debt	0	0	7,878,000